Stock-Based Compensation - Employee and Non Employee Stock Option (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended	12 Months Ended
	Sep. 15, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding period start (in shares)		9,444,221
Exercised (in shares)	(4,738,344)	(753,261)
Forfeited or expired (in shares)		(86,324)
Outstanding period end (in shares)		8,604,636	9,444,221
Exercisable, Number of options (in shares)		952,603
Vested and expected to vest (in shares)		8,604,636
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.12
Exercise (in dollars per share)		0.12
Forfeited / Expired (in dollars per share)		0.13
Ending balance (in dollars per share)		0.12	$ 0.12
Exercisable, Weighted average exercise price per share (in dollars per share)		0.12
Vested and expected to vest (in dollars per share)		$ 0.12
Employee and Non Employee stock option Additional Disclosures
Weighted average remaining contractual life (in years)		8 years 4 months 28 days	8 years 7 months 28 days
Exercisable, Weighted average remaining contractual term (Years)		8 years 3 months 18 days
Vested and expected, Weighted average remaining contractual term (Years)		8 years 4 months 28 days
Aggregate Intrinsic Value		$ 40.4	$ 55.9
Exercisable, Aggregate intrinsic value		4.5
Vested and expected, Aggregate intrinsic value		$ 40.4
Employee stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding period start (in shares)		8,445,621	11,240,403
Granted (in shares)			1,211,885
Exercised (in shares)			(3,952,203)
Forfeited or expired (in shares)			(54,464)
Outstanding period end (in shares)			8,445,621	11,240,403
Exercisable, Number of options (in shares)			620,234
Vested and expected to vest (in shares)			8,445,621
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.12	$ 0.11
Granted (in dollars per share)			0.15
Exercise (in dollars per share)			0.12
Forfeited / Expired (in dollars per share)			0.15
Ending balance (in dollars per share)			0.12	$ 0.11
Exercisable, Weighted average exercise price per share (in dollars per share)			0.10
Vested and expected to vest (in dollars per share)			$ 0.12
Employee and Non Employee stock option Additional Disclosures
Weighted average remaining contractual life (in years)			8 years 7 months 20 days	9 years 7 months 9 days
Exercisable, Weighted average remaining contractual term (Years)			8 years 6 months
Vested and expected, Weighted average remaining contractual term (Years)			8 years 7 months 20 days
Aggregate Intrinsic Value			$ 50.0	$ 137.9
Exercises, Aggregate intrinsic value			39.1
Exercisable, Aggregate intrinsic value			3.7
Vested and expected, Aggregate intrinsic value			$ 50.0
Non-employee stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding period start (in shares)		998,600	1,396,696
Granted (in shares)			65,737
Exercised (in shares)			(463,833)
Outstanding period end (in shares)			998,600	1,396,696
Exercisable, Number of options (in shares)			58,591
Vested and expected to vest (in shares)			998,600
Weighted Average Exercise Price
Beginning balance (in dollars per share)		$ 0.15	$ 0.15
Granted (in dollars per share)			0.15
Exercise (in dollars per share)			0.15
Ending balance (in dollars per share)			0.15	$ 0.15
Exercisable, Weighted average exercise price per share (in dollars per share)			0.15
Vested and expected to vest (in dollars per share)			$ 0.15
Employee and Non Employee stock option Additional Disclosures
Weighted average remaining contractual life (in years)			8 years 10 months 6 days	9 years 10 months 2 days
Exercisable, Weighted average remaining contractual term (Years)			8 years 11 months 4 days
Vested and expected, Weighted average remaining contractual term (Years)			8 years 10 months 6 days
Aggregate Intrinsic Value			$ 5.9	$ 17.1
Exercises, Aggregate intrinsic value			5.2
Exercisable, Aggregate intrinsic value			0.3
Vested and expected, Aggregate intrinsic value			$ 5.9